Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company’s leasing activities primarily consist of three operating leases for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

	As of September 30,
	2025	2024
	US$	US$
Operating lease right-of-use assets	$318,392	$660,946
Operating lease liabilities – current	$304,180	$270,183
Operating lease liabilities – non-current	—	308,575
Total operating lease liabilities	$304,180	$578,758

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (years)	0.92	1.94
Weighted-average discount rate	4.75%	4.75%

During the years ended September 30, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $356,051, $146,384 and $196,500, respectively. During the years ended September 30, 2025, 2024 and 2023, the Company paid the lease liabilities of $262,882 ,$296,745 and $265,773, respectively.

The following table summarizes the maturity of operating lease liabilities as of September 30, 2025:

12 months ending September 30,	Operating
US$
2026	$310,292
Total lease payments	310,292
Less: imputed interest	(6,112)
Total lease liabilities	$304,180